Employee-related expenditure - Analysis of employee costs (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Employee-related expenditure
Labour	R 30,266	R 30,706	R 28,448
Salaries, wages and other employee-related expenditure	27,964	28,665	26,388
Post-retirement benefits	2,302	2,041	2,060
Share-based payment expenses	1,741	1,219	1,565
equity-settled	1,946	1,659	910
cash-settled	(205)	(440)	655
Total employee-related expenditure	32,007	31,925	30,013
Costs capitalised to projects	(1,340)	(1,997)	(2,545)
Total employee benefits expense	R 30,667	R 29,928	R 27,468